Contingencies	9 Months Ended
Sep. 30, 2021
Loss Contingency [Abstract]
Contingencies

Note 12. Contingencies

Legal proceedings

       Subsequent to September 30, 2021, the Company reached preliminary settlement on an employees related matter in the US. The financial statements for the third quarter include a provision in respect of this settlement.

The Company is a party to various legal proceedings from time to time, the outcome of which, in the opinion of management, will not have a significant effect on the financial position, profitability or cash flows of the Company.